Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Asset retirement obligations, term	50 years
Asset retirement obligation, undiscounted	CAD 420,300	CAD 365,100
Estimated inflation rate	2.00%	1.75%
Other provisions, undiscounted amount required	CAD 756,700	CAD 605,400
Estimated risk free rate	2.50%	2.25%
Other provisions	CAD 368,995	CAD 331,517	CAD 296,002